Auditors' Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Analysis of auditor's remuneration
Audit of group consolidated financial statements	$ 5	$ 4	$ 4
Other assurance services	2	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$ 8	$ 8	$ 8